Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Remaining Contractual Maturity) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements	[1]	¥ 38,395	¥ 38,105
Securities lending transactions	[1]	1,675	1,350
Total		40,070	39,455
Overnight and continuous
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		16,755	18,661
Securities lending transactions		1,303	1,288
Total		18,058	19,949
Up to 30 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		17,725	11,040
Securities lending transactions		302	19
Total		18,027	11,058
31 to 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,986	5,415
Securities lending transactions		0	0
Total		1,986	5,415
Greater than 90 Days
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Repurchase agreements		1,929	2,989
Securities lending transactions		70	44
Total		¥ 1,999	¥ 3,033

[1]	The above table does not include securities-for-securities lending transactions of ¥71 billion at March 31, 2024 and ¥125 billion at March 31, 2025, where the MHFG Group acts as lender and receives securities that can be sold or pledged as collateral. In these transactions, the Group recognizes the securities received at fair value within Other assets and the obligation to return those securities as a liability within Other liabilities.